Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Apr. 27, 2010	Jan. 08, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Dec. 31, 2011
Preferred Stock [Line Items]
Common stock issued upon conversion of preferred stock	22,863,696
Cumulative and accrued dividend rate	8.00%
Proceeds from sale of Series C-1 preferred stock - gross		$ 10,000,000
Issuance of series C-1 preferred stock warrants		1,935,700
Derivative liability		3,471,000
Estimated fair value of derivatives	36,528,000
Gain (loss) on change in fair value of derivatives			$ 3,644,000	$ 23,142,000
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding